Sources of finance	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Sources of finance
10. Sources of finance
The following table summarises the equity and debt financing of the Group, and changes during the year:

	Shares			Debt
	2022	2021	2020	2022	2021	2020
Analysis of changes in financing	£m	£m	£m	£m	£m	£m
Beginning of year	697.1	699.9	703.1	4,441.7	5,032.7	4,272.9
Ordinary shares issued	1.2	4.4	—	—	—	—
Share cancellations	(8.3)	(7.2)	(3.2)	—	—	—
Net (decrease)/increase in drawings on bank loans and corporate bonds	—	—	—	(220.6)	(397.1)	632.8
Amortisation of financing costs included in debt	—	—	—	7.0	8.1	7.5
Changes in fair value due to hedging arrangements	—	—	—	—	(2.5)	(1.4)
Other movements	—	—	—	(0.2)	(0.4)	(7.1)
Exchange adjustments	—	—	—	237.2	(199.1)	128.0
End of year	690.0	697.1	699.9	4,465.1	4,441.7	5,032.7
The table above excludes bank overdrafts which fall within cash and cash equivalents for the purposes of the consolidated cash flow statement. Other liabilities from financing activities including lease liabilities and derivatives used for hedging debts are disclosed in note 13 and note 26, respectively.

Shares
At 31 December 2022, the Company’s share base was entirely composed of ordinary equity share capital and share premium of £690.0 million (2021: £697.1 million, 2020: £699.9 million), further details of which are disclosed in note 27.
Debt
US$ bonds The Group has in issue $750 million of 3.75% bonds due September 2024, $93 million of 5.125% bonds due September 2042 and $220 million of 5.625% bonds due November 2043.
Eurobonds The Group has in issue €750 million of 3.0% bonds due November 2023, €500 million of 1.375% bonds due March 2025, €750 million of 2.25% bonds due September 2026, €750 million of 2.375% bonds due May 2027, and €600 million of 1.625% bonds due March 2030. The €250 million of Floating Rate Notes carrying a coupon of 3m EURIBOR +0.45% were repaid in March 2022.
Sterling bonds The Group has in issue £250 million of 3.750% bonds due May 2032 and £400 million of 2.875% bonds due September 2046.
Revolving Credit Facility The Group has a five-year Revolving Credit Facility of $2.5 billion due March 2026, signed in November 2021. The Group’s borrowings under these facilities, which are drawn down predominantly in pounds sterling, averaged nil in 2022 (2021: nil, 2020: nil).
In May 2021, the Group’s subsidiary, WPP AUNZ, repaid in full its A$150 million Revolving Credit Facility due August 2021, and its A$270 million Revolving Credit Facility due August 2023. The Group’s borrowings under the Australian dollar facilities which were drawn down in Australian dollars and New Zealand dollars, averaged the equivalent of nil in 2022 (2021: A$52 million, 2020: A$151 million).
The Group had available undrawn committed credit facilities of £2,069.0 million at 31 December 2022 (2021: £1,847.5 million, 2020: £2,023.2 million).
Borrowings under the $2.5 billion Revolving Credit Facility are governed by certain financial covenants based on the results and financial position of the Group.
During 2022, all covenants have been complied with and based on current forecasts it is expected that such covenants will continue to be complied with for the foreseeable future.
The $2.5 billion Revolving Credit Facility, due March 2026, includes terms which require the consent of the majority of the lenders if a proposed merger or consolidation of the Company would alter its legal personality or identity.
Commercial paper programmes
The Group operates commercial paper programmes using its Revolving Credit Facility as a backstop. The average US commercial paper outstanding in 2022 was $195 million (2021: nil, 2020: $2 million). The average Euro commercial paper outstanding in 2022 was €34 million (2021: nil, 2020: nil) inclusive of the effect of currency swaps, where applicable. There was no US or Euro commercial paper outstanding at 31 December 2022.
The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the fair value and carrying value:

	2022	2021	2020
	£m	£m	£m
Within one year	(791.6)	(326.8)	(182.2)
Between one and two years	(724.3)	(745.4)	(725.6)
Between two and three years	(524.2)	(646.5)	(795.7)
Between three and four years	(740.3)	(492.8)	(649.1)
Between four and five years	(719.9)	(698.0)	(528.2)
Over five years	(1,963.7)	(2,546.3)	(3,387.1)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(5,464.0)	(5,455.8)	(6,267.9)
Short-term overdrafts – within one year	(505.7)	(342.3)	(8,562.0)
Future anticipated cash flows	(5,969.7)	(5,798.1)	(14,829.9)
Effect of discounting/financing rates	998.9	1,014.1	1,235.2
Debt financing	(4,970.8)	(4,784.0)	(13,594.7)
Analysis of fixed and floating rate debt by currency including the effect of cross-currency swaps:

2022		£m	Fixed rate[1]	Floating basis	Period (months)[1]
Currency
$	– fixed	1,379.5	4.18	n/a	60
£	– fixed	1,094.1	2.97	n/a	143
€	– fixed	2,080.6	2.21	n/a	55
	– floating	—	n/a	EURIBOR	0
Other		(89.1)	n/a	n/a	n/a
		4,465.1

2021		£m	Fixed rate[1]	Floating basis	Period (months)[1]
Currency
$	– fixed	1,231.8	4.18	n/a	72
£	– fixed	1,094.1	2.97	n/a	155
€	– fixed	1,976.0	2.04	n/a	69
	– floating	210.2	n/a	EURIBOR	3
Other		(70.4)	n/a	n/a	n/a
		4,441.7

2020		£m	Fixed rate[1]	Floating basis	Period (months)[1]
Currency
$	– fixed	1,585.1	4.06	n/a	70
£	– fixed	1,094.1	3.21	n/a	167
€	– fixed	2,104.6	2.20	n/a	79
	– floating	223.9	n/a	EURIBOR	15
Other		25.0	n/a	n/a	n/a
		5,032.7
Note
[1]Weighted average.
The following table is an analysis of future undiscounted anticipated cash flows in relation to the Group’s financial derivatives, which include interest rate swaps, forward contracts and other foreign exchange swaps assuming interest rates and foreign exchange rates as at 31 December:

	Financial liabilities		Financial assets
2022	Payable	Receivable	Payable	Receivable
	£m	£m	£m	£m
Within one year	1,186.3	1,126.2	347.1	345.7
Between one and two years	—	—	11.6	6.2
Between two and three years	—	—	449.8	461.8
	1,186.3	1,126.2	808.5	813.7

	Financial liabilities		Financial assets
2021	Payable	Receivable	Payable	Receivable
	£m	£m	£m	£m
Within one year	185.8	173.7	581.1	582.5
Between one and two years	551.4	521.1	30.0	30.4
Between two and three years	11.6	6.0	—	—
Between three and four years	449.8	445.6	—	—
	1,198.6	1,146.4	611.1	612.9

	Financial liabilities		Financial assets
2020	Payable	Receivable	Payable	Receivable
	£m	£m	£m	£m
Within one year	201.7	195.4	102.3	98.2
Between one and two years	11.6	6.2	17.8	13.6
Between two and three years	41.9	35.7	449.2	461.2
Between three and four years	11.6	6.3	—	—
Between four and five years	449.8	466.3	—	—
	716.6	709.9	569.3	573.0
Analysis of change in financing activities (inclusive of leases)
The table below details changes arising from financing activities, including both cash and non-cash changes.

2022	Opening balance	Cash flow	Acquisition of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings (excluding lease liabilities) (note 10, 11, 21 and 26)[1]	4,441.7	(220.6)	—	237.2	6.8	4,465.1
Derivatives (notes 18, 19 and 20)	50.6	—	—	6.4	(4.7)	52.3
Lease liabilities (note 13)[2]	2,041.8	(402.0)	0.1	145.8	424.9	2,210.6
Share repurchase commitments (note 19)[3]	211.7	(211.7)	—	—	—	—
Liabilities from financing activities	6,745.8	(834.3)	0.1	389.4	427.0	6,728.0
Cash and short-term deposits (note 11 and 26)	(3,882.9)	1,494.4	(38.8)	(64.2)	—	(2,491.5)
Bank overdrafts	342.3	163.4	—	—	—	505.7
	3,205.2	823.5	(38.7)	325.2	427.0	4,742.2

2021	Opening balance	Cash flow	Acquisition of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings (excluding lease liabilities) (note 10, 11, 21 and 26)[1]	5,032.7	(397.1)	—	(199.1)	5.2	4,441.7
Derivatives (notes 18, 19 and 20)	3.2	—	—	47.0	0.4	50.6
Lease liabilities (note 13)[2]	2,156.3	(409.1)	34.2	(23.3)	283.7	2,041.8
Share repurchase commitments (note 19)[3]	—	—	—	—	211.7	211.7
Liabilities from financing activities	7,192.2	(806.2)	34.2	(175.4)	501.0	6,745.8
Cash and short-term deposits (note 11 and 26)	(12,899.1)	8,883.8	2.3	130.1	—	(3,882.9)
Bank overdrafts	8,562.0	(8,219.7)	—	—	—	342.3
	2,855.1	(142.1)	36.5	(45.3)	501.0	3,205.2
Notes
[1]Borrowings includes: bonds and bank loans. The interest and other amounts within borrowings comprises amortisation of capitalised borrowing costs.
[2]Repayment of lease liabilities includes £92.4 million (2021: £88.4 million) of interest paid on lease liabilities recognised within net cash inflow from operating activities (note 11). Interest and other within lease liabilities comprises interest on leases as well as the lease liability additions and disposals as disclosed in note 13.
3The cash flow of £211.7 million related to share repurchase commitments is included within the £862.7 million of total share repurchase and buybacks (note 11).